Earnings per share	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Earnings per share

17.	Earnings per share

	For the three months ended
($ millions)	January 31 2021	October 31 2020	January 31 2020
Basic earnings per common share
Net income attributable to common shareholders	$2,265	$1,745	$2,262
Weighted average number of common shares outstanding (millions)	1,212	1,211	1,214
Basic earnings per common share (1) (in dollars)	$1.87	$1.44	$1.86
Diluted earnings per common share
Net income attributable to common shareholders	$2,265	$1,745	$2,262
Dilutive impact of share-based payment options and others (2)	41	19	27
Net income attributable to common shareholders (diluted)	$2,306	$1,764	$2,289
Weighted average number of common shares outstanding (millions)	1,212	1,211	1,214
Dilutive impact of share-based payment options and others (2) (millions)	25	35	33
Weighted average number of diluted common shares outstanding (millions)	1,237	1,246	1,247
Diluted earnings per common share (1) (in dollars)	$1.86	$1.42	$1.84
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.